Leases - Schedule of Balances for the Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances for the Operating Leases [Abstract]
Operating lease right-of-use assets	$ 6,383	$ 9,230
Lease liabilities – current	(2,250)	(3,014)
Lease liabilities – non-current	(4,804)	(7,075)
Total operating lease liabilities	(7,054)	(10,089)
Operating lease expense	2,767	2,383	$ 769
Short-term lease expense	314	2,252	508
Lease termination expense	74
Total lease expense	$ 3,155	$ 4,635	$ 1,277
Weighted-average remaining lease term (in years)	2 years 11 months 26 days	3 years 9 months
Weighted-average discount rate	4.31%	3.93%